WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 83.9%
COMMUNICATION SERVICES - 17.3%
Diversified Telecommunication Services - 1.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,170,000	$1,225,940	(a)
Intelsat Jackson Holdings SA, Senior Notes	9.750%	7/15/25	750,000	695,314	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	2,992,455	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,800,000	3,009,503
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	790,000	851,217	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,515,000	1,560,579	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,780,000	1,485,218	*(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	555,000	212,518	*(a)(b)

Total Diversified Telecommunication Services				12,032,744

Entertainment - 0.7%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,453,000	1,613,426
Netflix Inc., Senior Notes	6.375%	5/15/29	1,875,000	2,138,625
Netflix Inc., Senior Notes	4.875%	6/15/30	1,550,000	1,577,086	(a)

Total Entertainment				5,329,137

Interactive Media & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	988,565
Match Group Inc., Senior Notes	5.000%	12/15/27	65,000	67,948	(a)

Total Interactive Media & Services				1,056,513

Media - 9.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,109,000	4,419,188	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	10,653,000	12,017,649	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	1,330,000	1,518,727	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,236,538	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,509,799	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	14,609,000	$15,356,543	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	10,820,000	11,079,247
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,476,000	12,178,790
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,545,000	2,628,769	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	3,440,000	3,619,989	(a)

Total Media				67,565,239

Wireless Telecommunication Services - 5.3%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,271,091	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,125,693	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,620,000	2,799,660	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,530,000	1,708,819	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,363,776
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,910,000	8,399,796
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,860,768
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,314,086
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,966,096
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	397,949
T-Mobile Escrow	—	—	1,080,000	0	*(c)(d)(e)
T-Mobile Escrow	—	—	910,000	0	*(c)(d)(e)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,101,692
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	977,395
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,687,670	(f)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,036,869	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,374,018	(a)

Total Wireless Telecommunication Services				37,385,378

TOTAL COMMUNICATION SERVICES				123,369,011

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,339,000	4,778,538	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	1,020,000	1,113,711	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - (continued)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	717,000		$748,071
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	500,000		513,299
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,023,000		4,184,021
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,478,000		3,679,194	(a)

Total Auto Components					15,016,834

Diversified Consumer Services - 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	5,760,000		6,150,801	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000		3,499,298	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,715,000		1,801,822	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,620,000		2,852,535	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,415,124
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	880,000		935,911	(a)

Total Diversified Consumer Services					17,655,491

Hotels, Restaurants & Leisure - 2.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,250,000		1,283,856	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,420,000		1,461,508	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,140,000	GBP	3,709,879	(f)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000		1,524,877	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,190,000		3,330,886	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	821,000		878,963	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,070,000		2,172,154	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,050,000		1,074,161	(a)

Total Hotels, Restaurants & Leisure					15,436,284

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	3,160,000		3,437,598

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 2.3%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	2,373,000	EUR	$2,595,143	(f)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	890,000		851,597	(a)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	830,000		728,669	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	4,240,000		2,999,047	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	6,450,000		6,587,063	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,950,000		3,095,184

Total Specialty Retail					16,856,703

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	856,000		907,874	(a)

TOTAL CONSUMER DISCRETIONARY					69,310,784

CONSUMER STAPLES - 1.4%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	720,000		745,715	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,000,000		5,415,500	(a)

Total Food Products					6,161,215

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	400,000		414,166
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	810,000		838,686
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,210,000		2,312,235

Total Household Products					3,565,087

TOTAL CONSUMER STAPLES					9,726,302

ENERGY - 15.6%
Energy Equipment & Services - 0.1%
Transocean Inc., Senior Notes	9.000%	7/15/23	306,000		323,851	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	970,000		691,222

Total Energy Equipment & Services					1,015,073

Oil, Gas & Consumable Fuels - 15.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000		676,174
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,620,000		2,434,235	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,840,000		1,806,475	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	3,805,000		3,454,360	(a)

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	$5,059,015
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,065,000	972,239
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	407,628
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,640,000	2,809,901
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,576,276
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	140,000	84,399	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,545,661
MEG Energy Corp., Senior Notes	7.000%	3/31/24	5,400,000	5,445,009	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,967,840	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,716,350
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,280,000	2,200,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,650,000	3,577,000
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,650,000	3,028,658
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	12,240,000	13,828,140
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,957,453
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,035,000	6,488,451
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,030,000	3,455,725
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,153,430	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,189,516	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,170,000	1,245,318
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	734,890	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	4,625,000	4,728,242

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,290,000	$2,546,136	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,620,000	4,092,165	(a)
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	2,200,000	2,221,748
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	4,470,000	3,937,973
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	849,793
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,112,695
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	809,729
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,785,861
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	933,861
YPF SA, Senior Notes	8.500%	7/28/25	2,030,000	1,924,267	(a)
YPF SA, Senior Notes	8.500%	7/28/25	500,000	473,958	(f)

Total Oil, Gas & Consumable Fuels				110,230,771

TOTAL ENERGY				111,245,844

FINANCIALS - 14.2%
Banks - 9.9%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,160,000	2,453,144	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,460,000	2,735,210	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,823,181
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,700,000	1,903,091	(g)(h)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,830,000	2,861,937	(a)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,697,269	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,062,493

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,270,000	$3,530,243
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	3,420,000	3,734,999	(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,010,000	10,853,693	(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,784,354	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,180,000	1,258,494	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,560,000	3,919,204	(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	7,700,000	8,096,476	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,530,000	5,990,987	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000	1,493,506	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,170,000	1,277,658	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,701,306	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	3,220,000	3,459,165	(g)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	2,008,196	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,614,747	(a)(h)

Total Banks				70,259,353

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,620,000	$2,926,815	(a)(g)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,722,697
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,614,877
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,600,000	2,843,750	(a)(g)(h)

Total Capital Markets				10,108,139

Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	1,760,132
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,158,289
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,541,330

Total Consumer Finance				4,459,751

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	663,090
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	560,000	591,954
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,320,000	1,320,000	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	750,000	807,430	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	3,663,000	3,852,249	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	625,692
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,000,000	2,091,900	(a)(i)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	3,885,973
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	653,912

Total Diversified Financial Services				14,492,200

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	$1,349,961	(a)

TOTAL FINANCIALS				100,669,404

HEALTH CARE - 9.3%
Health Care Providers & Services - 4.9%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,010,000	906,894	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	737,513
Centene Corp., Senior Notes	4.250%	12/15/27	1,070,000	1,102,742	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	2,840,000	2,991,088	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,750,000	1,805,779	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	3,020,000	3,101,797
DaVita Inc., Senior Notes	5.000%	5/1/25	2,000,000	2,061,670
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	591,878
HCA Inc., Senior Notes	5.625%	9/1/28	610,000	696,285
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	7,320,245
HCA Inc., Senior Secured Notes	5.250%	6/15/26	4,870,000	5,463,061
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,260,000	4,378,918
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	3,500,000	3,613,750

Total Health Care Providers & Services				34,771,620

Pharmaceuticals - 4.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,323,154	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	1,244,000	1,255,662	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	7,140,000	7,392,149	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,507,340	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	729,460	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	400,000	392,400
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	8,960,000	8,572,749
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	200,000	196,114

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,350,000	$3,250,404
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,270,000	5,828,498

Total Pharmaceuticals				31,447,930

TOTAL HEALTH CARE				66,219,550

INDUSTRIALS - 4.7%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	776,000	792,125	(a)

Airlines - 0.1%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	399,208	436,894

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	5,391,000	5,632,638	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,845,000	1,895,410	(a)

Total Building Products				7,528,048

Commercial Services & Supplies - 2.4%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	100,000	103,250	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	2,970,000	3,272,495	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,500,000	8,256,844
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	320,000	343,614
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,155,000	5,377,077

Total Commercial Services & Supplies				17,353,280

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	600,000	588,588	(g)(h)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	500,000	513,120	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,985,000	2,065,090	(a)

Total Machinery				2,578,210

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Marine - 0.3%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000		$2,257,913	(a)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	2,085,000		2,099,772	(a)

TOTAL INDUSTRIALS					33,634,830

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000		5,018,706	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	70,000		70,254	(a)

Total Communications Equipment					5,088,960

Software - 0.1%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,271,057		170,330	(a)(c)(d)(i)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	530,000		562,905	(a)

Total Software					733,235

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000		781,625	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000		1,457,638
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000		716,786
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000		425,468
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,439,000		1,502,855

Total Technology Hardware, Storage & Peripherals					4,884,372

TOTAL INFORMATION TECHNOLOGY					10,706,567

MATERIALS - 8.3%
Containers & Packaging - 2.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000		2,147,213	(a)(i)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	6,185,000		6,501,981	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,260,000		2,444,981	(a)
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	1,620,000	EUR	1,594,553	(a)(i)
Pactiv LLC, Senior Notes	8.375%	4/15/27	4,480,000		5,007,957

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	$1,092,063	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	1,360,000	1,435,649	(a)

Total Containers & Packaging				20,224,397

Metals & Mining - 4.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	1,001,851	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,153,505	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,390,000	1,507,247	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000	3,613,861
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,980,000	2,993,037	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	750,000	754,860	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	414,946	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	801,762
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	557,854
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	744,830
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	3,720,000	3,940,094
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,430,000	1,501,246
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,220,000	5,416,272
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,650,000	1,715,654	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	730,000	772,037	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,205,913
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,023,969
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,958,902

Total Metals & Mining				34,077,840

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.6%
Mercer International Inc., Senior Notes	6.500%	2/1/24	880,000	$915,565
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,240,000	3,497,143

Total Paper & Forest Products				4,412,708

TOTAL MATERIALS				58,714,945

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	90,000
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,370,624
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000	168,513
CoreCivic Inc., Senior Notes	4.750%	10/15/27	960,000	832,824
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	853,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,650,000	1,746,958
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,350,000	1,434,409

TOTAL REAL ESTATE				6,497,128

UTILITIES - 1.0%
Electric Utilities - 0.5%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	2,580,000	2,445,621	(f)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	1,000,000	1,021,945	(a)

Total Electric Utilities				3,467,566

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000	3,910,678

TOTAL UTILITIES				7,378,244

TOTAL CORPORATE BONDS & NOTES (Cost - $529,394,460)				597,472,609

SENIOR LOANS - 6.7%
COMMUNICATION SERVICES - 1.9%
Media - 1.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.550%	4/30/25	3,914,244	3,945,437	(h)(j)(k)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.691%	5/1/26	1,850,479	1,870,636	(h)(j)(k)(l)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.563%	3/14/25	707,400	$713,590	(h)(j)(k)
Terrier Media Buyer Inc., Term Loan	—	12/17/26	3,230,000	3,266,338	(l)

Total Media				9,796,001

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	4.240%	4/15/27	4,000,000	4,026,668	(h)(j)(k)

TOTAL COMMUNICATION SERVICES				13,822,669

CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Term Loan B	3.960 - 4.190%	4/6/24	988,562	987,635	(h)(j)(k)

Diversified Consumer Services - 0.7%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.944%	9/23/26	5,047,350	5,066,979	(h)(j)(k)

Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.549%	11/19/26	2,280,651	2,286,340	(h)(j)(k)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.549%	3/11/25	2,661,876	2,676,434	(h)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.549%	12/23/24	2,183,291	2,189,356	(h)(j)(k)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.542%	6/22/26	1,659,744	1,674,266	(h)(j)(k)

Total Hotels, Restaurants & Leisure				8,826,396

Specialty Retail - 1.4%
Party City Holdings Inc., 2018 Replacement Term Loan	4.210 - 4.300%	8/19/22	1,951,733	1,820,479	(h)(j)(k)(l)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.740%	3/11/22	8,054,363	7,987,245	(h)(j)(k)

Total Specialty Retail				9,807,724

TOTAL CONSUMER DISCRETIONARY				24,688,734

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., Term Loan A	—	6/24/24	3,740,000	3,861,550	(l)

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.299%	8/6/26	1,410,000		$1,406,035	(h)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.813%	6/12/26	1,406,475		1,398,388	(h)(j)(k)

TOTAL HEALTH CARE					2,804,423

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	2/6/23	1,972,125		1,981,061	(h)(j)(k)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.799%	2/7/23	735,548		739,685	(h)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $46,513,419)					47,898,122

SOVEREIGN BONDS - 5.7%
Argentina - 0.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	56.589%	6/21/20	89,190,000	ARS	785,182	(c)(h)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,430,000		776,347
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,390,000		1,243,546
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	3,900,000		1,941,907
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	810,000		394,875	(a)

Total Argentina					5,141,857

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,344,000	BRL	1,135,108
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	20,900,000	BRL	5,776,875

Total Brazil					6,911,983

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	15

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,770,000		$1,885,493	(a)

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	840,000		853,181	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000		204,063	(f)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	3,260,000		3,326,217	(a)

Total Ecuador					4,383,461

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	2,460,000		2,512,560	(a)

Indonesia - 0.7%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	11,280,000,000	IDR	843,470
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	60,246,000,000	IDR	4,423,247

Total Indonesia					5,266,717

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	34,040,000	MXN	1,791,666

Russia - 1.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	110,080,000	RUB	1,844,550
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	5,547,484

Total Russia					7,392,034

Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,546,221	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,250,000		1,336,521	(a)

Total Ukraine					2,882,742

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	89,410,000	UYU	2,361,571	(f)

TOTAL SOVEREIGN BONDS (Cost - $41,730,947)					40,530,084

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.7%
U.S. Government Obligations - 1.7%
U.S. Treasury Notes	1.375%	4/30/21	500,000		498,545
U.S. Treasury Notes	1.750%	7/31/21	2,000,000		2,005,156
U.S. Treasury Notes	1.500%	8/31/21	1,900,000		1,897,328

See Notes to Schedule of Investments.

16	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.750%	11/30/21	3,000,000	$3,009,902
U.S. Treasury Notes	1.750%	7/15/22	2,000,000	2,008,125
U.S. Treasury Notes	1.625%	5/31/23	2,500,000	2,500,635

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,893,998)				11,919,691

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	4,665,000	4,277,105

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	460,000	223,737

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,387,257)				4,500,842

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,251,012)	7.695%		130,709	3,404,969	(h)

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			133,649	31,060	*(c)(d)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			87,452	89,312	*(c)(d)
KCAD Holdings I Ltd.			427,421,041	0	*(c)(d)(e)

Total Energy Equipment & Services				89,312

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC			848	64,728	*(c)(d)

TOTAL ENERGY				154,040

TOTAL COMMON STOCKS (Cost - $7,604,158)				185,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $644,775,251)				705,911,417

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	17

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,632,728)	1.522%	1,632,728	$1,632,728

TOTAL INVESTMENTS - 99.4% (Cost - $646,407,979)			707,544,145
Other Assets in Excess of Liabilities - 0.6%			4,409,973

TOTAL NET ASSETS - 100.0%			$711,954,118

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of December 31, 2019.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of December 31, 2019. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

18	Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,971,738	EUR	1,780,000	Barclays Bank PLC	1/17/20	$(26,998)
USD	962,342	EUR	870,752	BNP Paribas SA	1/17/20	(15,412)
USD	2,085,634	EUR	1,890,000	Citibank N.A.	1/17/20	(36,619)
USD	1,210,310	GBP	986,691	Citibank N.A.	1/17/20	(97,301)
EUR	870,577	USD	966,648	JPMorgan Chase & Co.	1/17/20	10,910
USD	2,239,361	GBP	1,700,000	JPMorgan Chase & Co.	1/17/20	(13,563)

Total						$(178,983)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2019 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Communication Services	—	$123,369,011	$0	*	$123,369,011
Information Technology	—	10,536,237	170,330		10,706,567
Other Corporate Bonds & Notes	—	463,397,031	—		463,397,031
Senior Loans	—	47,898,122	—		47,898,122
Sovereign Bonds	—	40,530,084	—		40,530,084
U.S. Government & Agency Obligations	—	11,919,691	—		11,919,691
Convertible Bonds & Notes	—	4,500,842	—		4,500,842
Preferred Stocks	$3,404,969	—	—		3,404,969
Common Stocks:
Consumer Discretionary	—	—	31,060		31,060
Energy	—	—	154,040		154,040

Total Long-Term Investments	3,404,969	702,151,018	355,430		705,911,417

Short-Term Investments†	1,632,728	—	—		1,632,728

Total Investments	$5,037,697	$702,151,018	$355,430		$707,544,145

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$10,910	—		$10,910

Total	$5,037,697	$702,161,928	$355,430		$707,555,055

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$189,893	—		$189,893

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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